Investment in equity securities	6 Months Ended
Jun. 30, 2024
Investment in equity securities [Abstract]
Investment in equity securities
9.	Investment in equity securities

A summary of the movement in listed equity securities for the six month period ended June 30, 2024 is presented in the table below:

Equity securities
Balance December 31, 2023	$77,089,100
Equity securities acquired	18,114,116
Proceeds from sale of equity securities	(46,088,578)
Gain on sale of equity securities	3,788,132
Realized foreign exchange loss	(170,110)
Unrealized gain on equity securities revalued at fair value at end of the period	11,237,706
Unrealized foreign exchange loss	(29)
Balance June 30, 2024	$63,970,337

On June 30, 2023, the Company filed a Schedule 13G, reporting that it held 1,391,500 shares of common stock of Eagle Bulk Shipping Inc. (“Eagle”), representing 14.99% of the issued and outstanding shares of common stock of Eagle as of June 23, 2023. On December 11, 2023, Star Bulk Carriers Corp. (“Star Bulk”) and Eagle announced that they had entered into a definitive agreement to combine in an all-stock merger. On April 5, 2024 the merger terms were approved by the shareholders of Eagle and on April 9, 2024 the merger was completed. Under the terms of the merger agreement, each Eagle shareholder received 2.6211 shares of Star Bulk common stock for each share of Eagle common stock owned.

In the six-month periods ended June 30, 2023 and 2024, the Company received dividends of $366,002 and $2,853,165, respectively, from its investments in listed equity securities.